This is filed pursuant to Rule 497(e).

AllianceBernstein All-Asia Investment Fund, Inc.
File Nos. 33-84270 and 811-08776.

AllianceBernstein Global Small Cap Fund, Inc.
File Nos. 2-25364 and 811-01415.

AllianceBernstein Greater China '97 Fund, Inc.
File Nos. 333-26229 and 811-08201.

AllianceBernstein Health Care Fund, Inc.
File Nos. 333-77953 and 811-09329.

AllianceBernstein International Premier Growth Fund, Inc.
File Nos. 333-41375 and 811-08527.

AllianceBernstein Mid-Cap Growth Fund, Inc.
File Nos. 2-10768 and 811-00204.

AllianceBernstein New Europe Fund, Inc.
File Nos. 33-37848 and 811-06028.

AllianceBernstein Premier Growth Fund, Inc.
File Nos. 33-49530 and 811-06730.

AllianceBernstein Quasar Fund, Inc.
File Nos. 2-29901 and 811-01716.

AllianceBernstein Technology Fund, Inc.
File Nos. 2-70427 and 811-03131.

AllianceBernstein Worldwide Privatization Fund, Inc.
File Nos. 33-76598 and 811-08426.

The AllianceBernstein Portfolios
File Nos. 33-12988 and 811-05088

AllianceBernstein Institutional Funds, Inc.
File Nos. 333-37177 and 811-08403.

AllianceBernstein Select Investor Series, Inc.
File Nos. 333-08818 and 811-09176.

AllianceBernstein Balanced Shares, Inc.
File Nos. 2-10988 and 811-00134.

AllianceBernstein Disciplined Value Fund, Inc.
File Nos. 333-90261 and 811-09687.

AllianceBernstein Growth and Income Fund, Inc.
File Nos. 2-11023 and 811-00126.

AllianceBernstein Real Estate Investment Fund, Inc.
File Nos. 333-08153 and 811-07707.

AllianceBernstein Utility Income Fund, Inc.
File Nos. 33-66630 and 811-07916.

AllianceBernstein Trust
File Nos. 333-51938 and 811-10221

ALLIANCEBERNSTEIN INVESTMENT
RESEARCH AND MANAGEMENT [LOGO] SM



                  ALLIANCEBERNSTEIN GROWTH FUNDS
              AllianceBernstein Premier Growth Fund
 The AllianceBernstein Portfolios - AllianceBernstein Growth Fund
              AllianceBernstein Mid-Cap Growth Fund
                  AllianceBernstein Quasar Fund
                AllianceBernstein Technology Fund
                AllianceBernstein Health Care Fund
       AllianceBernstein International Premier Growth Fund
             AllianceBernstein Global Small Cap Fund
          AllianceBernstein Worldwide Privatization Fund
                AllianceBernstein New Europe Fund
            AllianceBernstein All-Asia Investment Fund
             AllianceBernstein Greater China '97 Fund

                  ALLIANCEBERNSTEIN VALUE FUNDS
                   AllianceBernstein Value Fund
              AllianceBernstein Small Cap Value Fund
             AllianceBernstein Growth and Income Fund
             AllianceBernstein Disciplined Value Fund
                AllianceBernstein Balanced Shares
              AllianceBernstein Utility Income Fund
          AllianceBernstein Real Estate Investment Fund
            AllianceBernstein International Value Fund
               AllianceBernstein Global Value Fund

              ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS
       AllianceBernstein Premier Growth Institutional Fund
           AllianceBernstein Quasar Institutional Fund
   AllianceBernstein Real Estate Investment Institutional Fund
       AllianceBernstein Special Equity Institutional Fund

             ALLIANCEBERNSTEIN SELECT INVESTOR SERIES
                        Premier Portfolio
                       Technology Portfolio
                     Biotechnology Portfolio

                 THE ALLIANCEBERNSTEIN PORTFOLIOS
               Alliance Conservative Investors Fund
                  Alliance Growth Investors Fund


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


Supplement dated July 10, 2003 to the prospectus dated March 31, 2003 of The AllianceBernstein Growth Funds that offers the Class A, Class B, Class C and Advisor Class shares of AllianceBernstein Premier Growth Fund, The AllianceBernstein Portfolios - AllianceBernstein Growth Fund, AllianceBernstein Mid-Cap Growth Fund, AllianceBernstein Quasar Fund, AllianceBernstein Technology Fund, AllianceBernstein Health Care Fund, AllianceBernstein International Premier Growth Fund, AllianceBernstein Global Small Cap Fund, AllianceBernstein Worldwide Privatization Fund, AllianceBernstein New Europe Fund, AllianceBernstein All-Asia Investment Fund and AllianceBernstein Greater China '97 Fund;

to the prospectus dated March 31, 2003 of The AllianceBernstein Value Funds that offers the Class A, Class B, Class C and Advisor Class shares of AllianceBernstein Value Fund, AllianceBernstein Small Cap Value Fund, AllianceBernstein Growth and Income Fund, AllianceBernstein Disciplined Value Fund, AllianceBernstein Balanced Shares, AllianceBernstein Utility Income Fund, AllianceBernstein Real Estate Investment Fund, AllianceBernstein International Value Fund, AllianceBernstein Global Value Fund;

to the prospectuses dated March 31, 2003 of AllianceBernstein Premier Growth Institutional Fund, AllianceBernstein Quasar Institutional Fund, AllianceBernstein Real Estate Investment Institutional Fund and AllianceBernstein Special Equity Institutional Fund of AllianceBernstein Institutional Funds, Inc. and Premier Portfolio, Biotechnology Portfolio and Technology Portfolio of AllianceBernstein Select Investor Series, Inc.; and

to the prospectus dated September 1, 2003 of Alliance
Conservative Investors Fund and Alliance Growth Investors Fund of
The AllianceBernstein Portfolios (collectively, the
"Prospectuses"). This Supplement supersedes certain information in the Prospectuses.

Disclosure relating to all Funds:

The paragraph below provides new and additional information that supplements the information contained under the heading
"Dividends, Distributions and Taxes" in the Prospectuses.

Under the provisions of recently enacted tax legislation, the maximum long term capital gain rate has been reduced from 20% to 15%, and some or all of the distributions from a mutual fund may be treated as "qualified dividend income," taxable to individuals at the reduced maximum rate of 15% (5% for individuals in lower tax brackets), provided that both the Fund and the individual satisfy certain holding period and other requirements. A distribution from a Fund is treated as qualified dividend income to the extent that it is comprised of dividend income received by the Fund from taxable domestic corporations and certain qualified foreign corporations, and provided that the Fund meets certain holding period and other requirements with respect to the security paying the dividend. In addition, the individual must meet certain holding period requirements with respect to the shares of the Fund in order to take advantage of the 15% tax rate. To the extent distributions from a Fund are attributable to other sources, such as taxable interest, most distributions from real estate investment trusts, or short-term capital gains, the dividends will not be eligible for the lower rates. Each Fund will notify you as to how much of the Fund's distributions, if any, would qualify for the reduced tax rate, assuming that you also satisfy the holding period requirements.


Disclosure relating to AllianceBernstein Global Small Cap Value
Fund and AllianceBernstein Worldwide Privatization Fund:

The information below supersedes certain information under the heading "Management of the Funds-Portfolio Managers" in the Prospectuses.

AllianceBernstein Global Small Cap Fund

Michael Levy joins Bruce Aronow and Edward Baker III as the persons who are primarily responsible for the day-to-day management of the AllianceBernstein Global Small Cap Fund. Mr. Levy is a Vice President, Specialty Equity Portfolios, of Alliance Capital Management Corporation with which he has been associated for the past five years.

AllianceBernstein Worldwide Privatization Fund

Michael Levy joins Edward Baker III as the persons who are primarily responsible for the day-to-day management of the AllianceBernstein Worldwide Privatization Fund. Mr. Levy is a Vice President, Specialty Equity Portfolios, of Alliance Capital Management Corporation with which he has been associated for the past five years.



You should retain this Supplement for future reference.

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